UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 61.2%
$782,000	ACC Trust 2019-1 6.410%, 2/20/2024[1,2]	$791,889
331,344	Accredited Mortgage Loan Trust 2003-3 3.246%, (LIBOR 1 Month+76 basis points), 1/25/2034[2,3]	320,725
4,000,000	AIMCO CLO Series 2015-A 7.987%, (LIBOR 3 Month+520 basis points), 1/15/2028[1,2,3]	3,907,932
2,000,000	Angel Oak Mortgage Trust I LLC 2019-1 5.400%, 11/25/2048[1,2,4]	2,025,463
3,500,000	Babson CLO Ltd. 2016-II 6.011%, (LIBOR 3 Month+325 basis points), 7/20/2028[1,2,3]	3,499,865
4,950,000	Barings CLO Ltd. 2013-I 7.961%, (LIBOR 3 Month+520 basis points), 1/20/2028[1,2,3]	4,761,649
170,010	Bear Stearns Asset Backed Securities Trust 2003-AC6 5.136%, (LIBOR 1 Month+265 basis points), 11/25/2033[2,3]	154,685
500,000	Bellemeade Re 2015-1 Ltd. 8.785%, (LIBOR 1 Month+630 basis points), 7/25/2025[1,2,3]	505,721
	Bellemeade Re 2017-1 Ltd.
6,000,000	5.835%, (LIBOR 1 Month+335 basis points), 10/25/2027[1,2,3]	6,353,023
2,000,000	7.235%, (LIBOR 1 Month+475 basis points), 10/25/2027[1,2,3]	2,107,195
	Bellemeade Re 2018-1 Ltd.
3,000,000	5.385%, (LIBOR 1 Month+290 basis points), 4/25/2028[1,2,3]	3,015,933
6,000,000	6.735%, (LIBOR 1 Month+425 basis points), 4/25/2028[1,2,3]	6,091,614
1,724,000	Bellemeade Re 2018-2 Ltd. 5.136%, (LIBOR 1 Month+265 basis points), 8/25/2028[1,2,3]	1,728,572
634,637	CAN Capital Funding LLC 4.257%, 4/15/2020[1,2,5,6]	40,939
500,000	COLT 2017-1 Mortgage Loan Trust 5.019%, 5/27/2047[1,2,4]	505,704
1,000,000	COLT 2017-2 Mortgage Loan Trust 4.563%, 10/25/2047[1,2,4]	990,880
2,000,000	Consumer Loan Underlying Bond Credit Trust 2017-P2 4.910%, 1/15/2024[1,2]	2,022,235
4,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P1 5.210%, 7/15/2025[1,2]	4,070,612
3,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P2 5.210%, 10/15/2025[1,2]	3,053,270
1,084,194	Countrywide Asset-Backed Certificates 2002 BC3 3.386%, (LIBOR 1 Month+90 basis points), 5/25/2032[2,3]	1,041,974
378,698	Countrywide Asset-Backed Certificates Series 2004-1 3.046%, (LIBOR 1 Month+56 basis points), 4/25/2034[2,3]	358,062
3,500,000	Covenant Credit Partners CLO III Ltd. 6.537%, (LIBOR 3 Month+375 basis points), 10/15/2029[1,2,3]	3,491,328
341,011	Finance America Mortgage Loan Trust 2004-2 3.386%, (LIBOR 1 Month+90 basis points), 8/25/2034[2,3]	333,493

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$255,892	Finance America Mortgage Loan Trust 2004-3 3.431%, (LIBOR 1 Month+94 basis points), 11/25/2034[2,3]	$226,368
1,300,000	First Investors Auto Owner Trust 2017-2 5.480%, 10/15/2024[1,2]	1,337,750
751,210	FirstKey Lending 2015-SFR1 Trust 5.236%, 3/9/2047[1,2,4]	755,000
980,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[1,2]	1,013,300
	Foursight Capital Automobile Receivables Trust 2018-1
1,000,000	5.560%, 1/16/2024[1,2]	1,028,720
1,000,000	6.820%, 4/15/2025[1,2]	1,030,942
	Freddie Mac Structured Agency Credit Risk Debt Notes
968,196	13.235%, (LIBOR 1 Month+1,075 basis points), 3/25/2025[2,3]	1,297,136
1,489,629	11.685%, (LIBOR 1 Month+920 basis points), 10/25/2027[2,3]	1,905,538
497,702	10.035%, (LIBOR 1 Month+755 basis points), 12/25/2027[2,3]	595,478
2,090,000	7.485%, (LIBOR 1 Month+500 basis points), 12/25/2028[2,3]	2,371,868
1,000,000	5.935%, (LIBOR 1 Month+345 basis points), 10/25/2029[2,3]	1,081,927
1,400,000	4.986%, (LIBOR 1 Month+250 basis points), 3/25/2030[2,3]	1,435,356
3,966,000	6.935%, (LIBOR 1 Month+445 basis points), 3/25/2030[2,3]	4,268,998
2,500,000	6.935%, (LIBOR 1 Month+445 basis points), 4/25/2030[2,3]	2,648,230
3,141,490	4.986%, (LIBOR 1 Month+250 basis points), 12/25/2042[2,3]	2,985,179
244,933	5.485%, (LIBOR 1 Month+300 basis points), 12/25/2042[2,3,5]	133,202
250,000	4.936%, (LIBOR 1 Month+245 basis points), 12/25/2042[2,3]	254,380
500,000	3.981%, 9/25/2047[1,2,4]	472,576
498,830	3.981%, 9/25/2047[1,2,4]	286,987
5,000,000	4.286%, (LIBOR 1 Month+180 basis points), 7/25/2030[2,3]	4,888,685
2,200,000	6.235%, (LIBOR 1 Month+375 basis points), 4/25/2043[1,2,3]	2,255,772
498,517	14.235%, (LIBOR 1 Month+1,175 basis points), 4/25/2043[1,2,3,5]	563,830
1,000,000	3.744%, 2/25/2048[1,2,4]	574,709
1,850,000	3.819%, 5/25/2048[1,2,4]	1,119,346
3,000,000	4.167%, 8/25/2048[1,2,4]	1,840,993
1,000,000	4.460%, 11/25/2048[1,2,4]	497,421
3,000,000	4.886%, (LIBOR 1 Month+240 basis points), 2/25/2047[1,2,3]	3,083,527
2,250,000	6.685%, (LIBOR 1 Month+420 basis points), 2/25/2047[1,2,3]	2,312,390
700,000	12.985%, (LIBOR 1 Month+1,050 basis points), 2/25/2047[1,2,3]	744,817
1,000,000	4.836%, (LIBOR 1 Month+235 basis points), 2/25/2049[1,2,3]	1,008,078
2,250,000	4.937%, (LIBOR 1 Month+245 basis points), 3/25/2049[1,2,3,6]	2,262,960
2,500,000	FREED ABS TRUST 2018-2 5.880%, 10/20/2025[1,2]	2,538,382
3,397,708	GSRPM Mortgage Loan Trust Series 2004-1 4.986%, (LIBOR 1 Month+250 basis points), 9/25/2042[1,2,3]	3,437,175
67,314	Home Equity Asset Trust 2004-1 4.186%, (LIBOR 1 Month+170 basis points), 6/25/2034[2,3]	69,109

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$4,000,000	Home Partners of America 2017-1 Trust 6.021%, (LIBOR 1 Month+354 basis points), 7/17/2034[1,3]	$3,991,476
372,318	Invitation Homes 2017-SFR2 Trust 5.482%, (LIBOR 1 Month+300 basis points), 12/17/2036[1,3]	371,075
5,000,000	Invitation Homes 2018-SFR1 Trust 4.982%, (LIBOR 1 Month+250 basis points), 3/17/2037[1,2,3]	5,000,345
5,000,000	Invitation Homes 2018-SFR2 Trust 4.734%, (LIBOR 1 Month+225 basis points), 6/17/2037[1,3]	4,958,735
9,000,000	Invitation Homes 2018-SFR4 Trust 4.682%, (LIBOR 1 Month+220 basis points), 1/17/2038[1,2,3]	8,894,187
1,749,390	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5 3.978%, 6/25/2035[2,4,5]	1,637,494
1,318,142	Morgan Stanley ABS Capital I, Inc. Trust 2003-NC9 3.611%, (LIBOR 1 Month+112 basis points), 9/25/2033[2,3]	1,324,679
	Mosaic Solar Loan Trust 2017-2
4,222,164	2.000%, 6/22/2043[1,2]	3,947,205
1,815,599	0.000%, 6/22/2043[1,2]	1,694,343
5,160,000	Mosaic Solar Loan Trust 2018-1 2.000%, 6/22/2043[1,2]	4,755,581
2,542,000	Mosaic Solar Loan Trust 2018-2-GS 5.970%, 2/22/2044[1,2]	2,575,366
	Nationstar HECM Loan Trust 2018-1
1,000,000	4.705%, 2/25/2028[1,2,4]	999,800
1,000,000	6.000%, 2/25/2028[1,2,4]	983,000
3,000,000	Nationstar HECM Loan Trust 2018-3 6.000%, 11/25/2028[1,2,4]	2,897,400
1,243,000	New Residential Mortgage Loan Trust 2019-NQM1 5.495%, 1/25/2049[1,2,4]	1,230,797
3,123,000	New Residential Mortgage Loan Trust 2019-NQM2 5.685%, 4/25/2049[1,2,4]	3,097,120
	Oaktown Re 2017-1 Ltd.
1,000,000	8.235%, (LIBOR 1 Month+575 basis points), 4/25/2027[1,2,3]	1,055,000
2,000,000	6.485%, (LIBOR 1 Month+400 basis points), 4/25/2027[1,2,3]	2,050,200
	Oaktown Re 2018-1 Ltd.
4,000,000	5.335%, (LIBOR 1 Month+285 basis points), 7/25/2028[1,2,3]	4,030,000
4,000,000	6.535%, (LIBOR 1 Month+405 basis points), 7/25/2028[1,2,3]	3,996,624
750,000	OneMain Financial Issuance Trust 2015-1 6.630%, 3/18/2026[1,2]	762,184
1,000,000	Oportun Funding VII LLC 5.290%, 10/10/2023[1,2]	1,006,662
947,677	Option One Mortgage Loan Trust 2005-3 3.221%, (LIBOR 1 Month+74 basis points), 8/25/2035[2,3]	942,028
3,000,000	PMT Credit Risk Transfer Trust 2019-1R 4.484%, (LIBOR 1 Month+200 basis points), 3/27/2024[1,2,3,6]	3,000,000

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Prestige Auto Receivables Trust 2018-1 5.030%, 1/15/2026[1,2]	$2,032,050
	Radnor RE 2018-1 Ltd.
2,000,000	5.185%, (LIBOR 1 Month+270 basis points), 3/25/2028[1,2,3]	2,000,214
4,000,000	6.285%, (LIBOR 1 Month+380 basis points), 3/25/2028[1,2,3]	4,006,064
	Radnor RE 2019-1 Ltd.
3,000,000	4.436%, (LIBOR 1 Month+195 basis points), 2/25/2029[1,2,3]	3,013,488
3,000,000	6.935%, (LIBOR 1 Month+445 basis points), 2/25/2029[1,2,3]	3,007,626
1,250,000	Regatta VI Funding Ltd. 7.761%, (LIBOR 3 Month+500 basis points), 7/20/2028[1,2,3]	1,192,954
4,000,000	Regatta VII Funding Ltd. 7.583%, (LIBOR 3 Month+495 basis points), 12/20/2028[1,2,3]	3,791,250
1,690,095	RESI Finance LP 2003-C 3.893%, (LIBOR 1 Month+140 basis points), 9/10/2035[1,2,3]	1,414,025
1,929,171	RESI Finance LP 2003-CB1 4.143%, (LIBOR 1 Month+165 basis points), 6/10/2035[1,2,3]	1,788,716
1,285,119	RESI Finance LP 2003-D 3.793%, (LIBOR 1 Month+130 basis points), 12/10/2035[1,2,3]	769,026
245,696	RESI Finance LP 2004-A 3.693%, (LIBOR 1 Month+120 basis points), 2/10/2036[1,2,3]	168,657
6,000,000	RMF Buyout Issuance Trust 2018-1 6.000%, 11/25/2028[1,2,4]	5,740,800
471,114	Saxon Asset Securities Trust 2005-1 3.131%, (LIBOR 1 Month+72 basis points), 5/25/2035[2,3]	430,863
2,825,000	Shackleton 2015-VIII CLO Ltd. 8.116%, (LIBOR 3 Month+534 basis points), 10/20/2027[1,2,3]	2,737,036
4,000,000	Sound Point CLO IX Ltd. 8.261%, (LIBOR 3 Month+550 basis points), 7/20/2027[1,2,3]	3,999,690
3,000,000	Sound Point Clo XII Ltd. 5.147%, (LIBOR 3 Month+260 basis points), 10/20/2028[1,2,3]	3,005,618
661,151	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[2,7]	684,578
2,500,000	TES 2017-1 LLC 7.740%, 10/20/2047[1,5]	2,596,918
1,000,000	TES 2017-2 LLC 6.990%, 2/20/2048[1]	1,043,598
1,120,000	Tesla Auto Lease Trust 2018-A 4.940%, 3/22/2021[1,2]	1,124,926
3,000,000	Tesla Auto Lease Trust 2018-B 7.870%, 6/20/2022[1,2]	3,092,930
5,000,000	VERSUS 2019-B1 VAR RT 02/25/2059 5.311%, 2/25/2059[1,2,4]	5,025,687
1,000,000	Verus Securitization Trust 2018-2 5.176%, 6/1/2058[1,2,4]	1,003,130

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Verus Securitization Trust 2018-INV1 5.648%, 3/25/2058[1,2,4]	$3,005,814
3,000,000	Verus Securitization Trust 2018-INV2 6.356%, 10/25/2058[1,2,4]	3,158,037
1,500,000	Verus Securitization Trust 2019-INV1 4.991%, 12/25/2059[1,2,6]	1,499,956
1,920,943	Vivint Solar Financing V LLC 7.370%, 4/30/2048[1]	1,960,949
1,000,000	Westlake Automobile Receivables Trust 2017-2 4.630%, 7/15/2024[1,2]	1,012,831
2,000,000	Westlake Automobile Receivables Trust 2018-1 5.600%, 7/15/2024[1,2]	2,012,909
2,000,000	Westlake Automobile Receivables Trust 2018-2 6.040%, 1/15/2025[1,2]	2,035,957
2,000,000	Westlake Automobile Receivables Trust 2018-3 6.020%, 2/18/2025[1,2]	2,037,302
2,500,000	Westlake Automobile Receivables Trust 2019-1 5.670%, 2/17/2026[1,2]	2,529,016
	TOTAL ASSET-BACKED SECURITIES
	(Cost $ 239,064,600)	241,622,808
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.7%
441,102	ABN Amro Mortgage Corp. 5.680%, 12/25/2033[2,4]	427,609
600,318	Adjustable Rate Mortgage Trust 2005-8 3.146%, (LIBOR 1 Month+66 basis points), 11/25/2035[2,3]	591,329
277,463	Alternative Loan Trust 2005-34CB 2.886%, (LIBOR 1 Month+40 basis points), 9/25/2035[2,3]	226,459
10,221,766	Alternative Loan Trust 2005-62 0.758%, 12/25/2035[2,4,5,8]	439,754
251,969	Alternative Loan Trust 2005-9CB 2.986%, (LIBOR 1 Month+50 basis points), 5/25/2035[2,3]	228,697
841,729	Arroyo Mortgage Trust 2018-1 4.218%, 4/25/2048[1,2,4]	849,544
2,350,000	Avant Loans Funding Trust 2019-A 4.650%, 4/15/2026[1,2,6]	2,349,648
1,117,653	Banc of America Alternative Loan Trust 2004-6 6.000%, 7/25/2034[2]	1,121,881
102,370	Banc of America Mortgage 2003-C Trust 4.787%, 4/25/2033[2,4,5]	68,381
396,043	Banc of America Mortgage 2003-D Trust 4.461%, 5/25/2033[2,4]	270,023
324,578	Banc of America Mortgage 2003-J Trust 4.651%, 11/25/2033[2,4]	323,802

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$266,312	Banc of America Mortgage Trust 2004-9 6.000%, 9/25/2032[2,4,5]	$257,248
974,493	Bayview Commercial Asset Trust 2005-1 3.131%, (LIBOR 1 Month+43 basis points), 4/25/2035[1,2,3]	948,946
767,372	Bayview Commercial Asset Trust 2005-2 2.966%, (LIBOR 1 Month+48 basis points), 8/25/2035[1,2,3]	742,428
	Bayview Commercial Asset Trust 2005-3
493,366	2.976%, (LIBOR 1 Month+49 basis points), 11/25/2035[1,2,3]	477,295
727,211	2.996%, (LIBOR 1 Month+51 basis points), 11/25/2035[1,2,3]	704,278
213,934	3.086%, (LIBOR 1 Month+60 basis points), 11/25/2035[1,2,3]	208,186
	Bayview Commercial Asset Trust 2006-1
557,369	2.886%, (LIBOR 1 Month+40 basis points), 4/25/2036[1,2,3]	524,827
942,006	2.906%, (LIBOR 1 Month+42 basis points), 4/25/2036[1,2,3]	881,098
132,846	Bear Stearns ALT-A Trust 2004-3 3.340%, (LIBOR 1 Month+86 basis points), 4/25/2034[2,3]	130,076
1,003,536	Bear Stearns ARM Trust 2004-10 4.547%, 1/25/2035[2,4]	871,143
342,142	Bellemeade Re 2015-1 Ltd. 6.785%, (LIBOR 1 Month+430 basis points), 7/25/2025[1,2,3]	343,392
	Bellemeade Re 2018-3 Ltd.
4,000,000	5.235%, (LIBOR 1 Month+275 basis points), 10/25/2028[1,2,3]	4,008,172
2,000,000	6.385%, (LIBOR 1 Month+390 basis points), 10/25/2027[1,2,3]	1,993,856
	Bellemeade Re 2019-1 Ltd.
4,000,000	5.184%, (LIBOR 1 Month+270 basis points), 3/25/2029[1,2,3]	4,005,000
3,731,000	6.484%, (LIBOR 1 Month+400 basis points), 3/25/2029[1,2,3]	3,735,664
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[2,5]	37,282
1,000,000	CHL GMSR Issuer Trust 5.985%, (LIBOR 1 Month+350 basis points), 5/25/2023[1,2,3]	997,912
1,684,213	CHL Mortgage Pass-Through Trust 2004-HYB3 4.213%, 6/20/2034[2,4,5]	1,696,945
	CHL Mortgage Pass-Through Trust 2005-3
1,790,645	3.106%, (LIBOR 1 Month+62 basis points), 4/25/2035[2,3]	1,599,762
17,401,705	1.021%, 4/25/2035[2,4,5,8]	771,736
373,834	Citigroup Mortgage Loan Trust, Inc. 4.896%, 3/25/2034[2,4,5]	333,954
1,384,479	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 3.136%, (LIBOR 1 Month+65 basis points), 2/25/2032[2,3]	1,385,607
1,000,000	Deephaven Residential Mortgage Trust 2017-2 5.269%, 6/25/2047[1,2,4]	1,006,687
500,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[1,2,4]	497,138
1,500,000	Deephaven Residential Mortgage Trust 2018-1 5.793%, 12/25/2057[1,2,4]	1,503,944

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,000,000	Deephaven Residential Mortgage Trust 2018-2 6.042%, 4/25/2058[1,2,4]	$2,016,171
2,000,000	Deephaven Residential Mortgage Trust 2018-3 5.913%, 8/25/2058[1,2,4]	2,031,506
2,000,000	Deephaven Residential Mortgage Trust 2018-4 6.125%, 10/25/2058[1,2,4]	2,015,154
3,000,000	Deephaven Residential Mortgage Trust 2019-1 6.037%, 1/25/2059[1,2,4]	3,015,412
	Eagle RE 2018-1 Ltd.
4,000,000	5.485%, (LIBOR 1 Month+300 basis points), 11/25/2028[1,2,3]	3,995,995
4,000,000	6.485%, (LIBOR 1 Month+400 basis points), 11/25/2028[1,2,3]	4,028,316
	Fannie Mae Connecticut Avenue Securities
2,000,000	4.885%, (LIBOR 1 Month+240 basis points), 4/25/2031[1,2,3]	2,020,508
1,750,000	4.485%, (LIBOR 1 Month+200 basis points), 3/25/2031[2,3]	1,737,421
3,000,000	4.885%, (LIBOR 1 Month+240 basis points), 5/25/2030[2,3]	3,066,921
2,000,000	6.235%, (LIBOR 1 Month+375 basis points), 3/25/2031[2,3]	1,964,084
3,000,000	6.485%, (LIBOR 1 Month+400 basis points), 5/25/2030[2,3]	3,127,200
	Foursight Capital Automobile Receivables Trust 2018-2
2,000,000	5.500%, 10/15/2024[1,2]	2,063,985
2,000,000	6.480%, 6/15/2026[1,2]	2,054,358
4,000,000	Home Partners of America 2018-1 Trust 4.832%, (LIBOR 1 Month+235 basis points), 7/17/2037[1,3]	3,959,846
3,500,000	Home Re 2018-1 Ltd. 6.485%, (LIBOR 1 Month+400 basis points), 10/25/2028[1,2,3]	3,508,054
171,460	HomeBanc Mortgage Trust 2004-1 3.385%, (LIBOR 1 Month+90 basis points), 8/25/2029[2,3,5]	108,248
1,494,000	Homeward Opportunities Fund I Trust 2018-1 5.295%, 6/25/2048[1,2,4]	1,503,256
8,000,000	Invitation Homes 2018-SFR3 Trust 4.732%, (LIBOR 1 Month+225 basis points), 7/17/2037[1,3]	7,933,336
908,159	JP Morgan Mortgage Trust 2004-A3 4.449%, 6/25/2034[2,4]	862,490
2,237,235	JP Morgan Mortgage Trust 2005-A8 4.371%, 11/25/2035[2,4]	2,138,771
2,559,466	JP Morgan Trust 2015-1 3.623%, 12/25/2044[1,2,4]	2,518,707
1,000,000	LOANDEPOT GMSR Master Trust Seres 2018-GT1 5.982%, (LIBOR 1 Month+350 basis points), 10/16/2023[1,3]	997,641
466,911	MASTR Alternative Loan Trust 2002-1 6.750%, 7/25/2032[2]	469,095
1,000,000	Nationstar HECM Loan Trust 2018-2 6.000%, 7/25/2028[1,2,4]	969,700
788,001	New Residential Mortgage Loan Trust 2014-1 6.046%, 1/25/2054[1,2,4]	855,309

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$3,000,000	New Residential Mortgage Loan Trust 2018-NQM1 5.283%, 11/25/2048[1,2,4]	$2,933,870
505,841	New York Mortgage Trust 2005-1 3.235%, (LIBOR 1 Month+75 basis points), 4/25/2035[2,3,5]	497,541
4,000,000	PNMAC FMSR ISSUER TRUST 2018-FT1 4.835%, (LIBOR 1 Month+235 basis points), 4/25/2023[1,2,3]	4,008,268
6,050,000	PNMAC GMSR ISSUER TRUST 2018-GT1 5.335%, (LIBOR 1 Month+285 basis points), 2/25/2023[1,3]	6,073,073
2,500,000	PNMAC GMSR ISSUER TRUST 2018-GT2 5.135%, (LIBOR 1 Month+265 basis points), 8/25/2025[1,2,3]	2,510,405
670,173	Prime Mortgage Trust 2005-2 4.835%, 10/25/2032[2,4]	541,613
83,669	Provident Funding Mortgage Loan Trust 2004-1 4.810%, 4/25/2034[2,4,5]	78,817
391,336	RESI Finance LP 2004-A 3.493%, (LIBOR 1 Month+100 basis points), 2/10/2036[1,2,3]	282,528
256,962	Residential Asset Securitization Trust 2003-A15 5.612%, 2/25/2034[2,4]	260,680
4,375,000	Saratoga Investment Corp. CLO 2013-1 Ltd. 5.575%, (LIBOR 3 Month+275 basis points), 1/20/2030[1,2,3]	4,346,193
500,000	Seasoned Credit Risk Transfer Trust Series 2018-1 4.750%, 5/25/2057[2,4]	489,639
1,000,000	Seasoned Credit Risk Transfer Trust Series 2019-1 4.750%, 7/25/2058[1,2,4]	910,044
4,192,000	Starwood Mortgage Residential Trust 2019-IMC1 5.045%, 4/25/2049[1,2,4,6]	4,191,992
	Starwood Waypoint Homes 2017-1 Trust
1,242,000	5.084%, (LIBOR 1 Month+260 basis points), 1/17/2035[1,3]	1,243,889
1,695,000	5.884%, (LIBOR 1 Month+340 basis points), 1/17/2035[1,3]	1,691,384
223,189	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003 26A 3.989%, (LIBOR 1 Month+150 basis points), 9/25/2033[2,3]	199,557
383,527	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A 4.489%, 6/25/2033[2,4,5]	192,872
40,085	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A 4.339%, (LIBOR 1 Month+185 basis points), 11/25/2033[2,3,5]	9,952
282,517	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-6A 4.768%, 3/25/2033[2,4,5]	221,112
	Terwin Mortgage Trust 2004-7HE
374,825	3.185%, (LIBOR 1 Month+70 basis points), 7/25/2034[1,2,3]	378,753
142,954	3.335%, (LIBOR 1 Month+85 basis points), 7/25/2034[1,2,3]	138,101
3,500,000	THL Credit Wind River 2016-1 CLO Ltd. 4.887%, (LIBOR 3 Month+210 basis points), 7/15/2028[2,3]	3,470,577
311,253	Thornburg Mortgage Securities Trust 2003-2 3.610%, (LIBOR 1 Month+112 basis points), 4/25/2043[2,3]	311,004

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$686,321	Velocity Commercial Capital Loan Trust 2018-2 6.360%, 10/26/2048[1,2,4]	$701,783
748,260	Velocity Commercial Capital Loan Trust 2019-1 5.700%, 3/25/2049[1,2,4]	755,231
168,149	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 4.229%, 6/25/2033[2,4]	126,399
273,357	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust 4.377%, 9/25/2033[2,4]	239,690
127,330	Wells Fargo Mortgage Backed Securities 2003-O Trust 4.808%, 1/25/2034[2,4,5]	37,432
242,768	Wells Fargo Mortgage Backed Securities 2004-A Trust 5.015%, 2/25/2034[2,4]	230,968
214,595	Wells Fargo Mortgage Backed Securities 2004-H Trust 4.437%, 6/25/2034[2,4]	220,591
329,248	Wells Fargo Mortgage Backed Securities 2004-J Trust 4.456%, 7/25/2034[2,4]	291,503
159,401	Wells Fargo Mortgage Backed Securities 2004-X Trust 4.831%, 11/25/2034[2,4]	159,864
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $ 131,226,516)	133,266,512
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/2029[4,5,6,8]	—
	TOTAL FINANCIALS
	(Cost $ 6,457)	—
	TOTAL CORPORATE BONDS
	(Cost $ 6,457)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 4.5%
257,762	Fidelity Institutional Government Portfolio, 2.261%[9,10]	257,762
17,436,014	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.277%[10]	17,436,014
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 17,693,776)	17,693,776
	TOTAL INVESTMENTS — 99.4%
	(Cost $387,991,349)	392,583,096
	Other Assets in Excess of Liabilities — 0.6%	2,241,086
	TOTAL NET ASSETS — 100.0%	$394,824,182

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — 0.0%
	EXCHANGE-TRADED FUNDS — 0.0%
(1,618)	iShares 20+ Year Treasury Bond ETF	$(204,580)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $ 199,822)	(204,580)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $ 199,822)	$(204,580)

LLC – Limited Liability Company

LP – Limited Partnership

ETF – Exchange-Traded Fund

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $311,663,556, which represents 78.9% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Variable rate security.
[5]	Illiquid security. The total illiquid securities represent 2.5% of Net Assets. Total value of these securities is $9,723,657.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.4% of Net Assets. The total value of these securities is $13,345,495.
[7]	Step rate security.
[8]	Interest-only security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced investment operations on December 31, 2015. Class T shares are not currently available for purchase.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2019 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$387,791,527

Gross unrealized appreciation	$8,012,860
Gross unrealized depreciation	(3,425,871)
Net unrealized appreciation on investments	$4,586,989

Note 4 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$234,818,953	$6,803,855	$241,622,808
Collateralized Mortgage Obligations	-	126,724,872	6,541,640	133,266,512
Corporate Bonds*	-	-	-	-
Short-Term Investments	17,693,776	-	-	17,693,776
Total Investments	$17,693,776	$361,543,825	$13,345,495	$392,583,096

Liabilities
Securities Sold Short
Exchange-Traded Funds	204,580	-	-	204,580
Total Investments	$204,580	$-	$-	$204,580

*	The Fund held a Level 3 security valued at zero at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2018	$13,200,778
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(13,337,403)
Total realized gain	229
Total unrealized appreciation	158,111
Net purchases	13,291,528
Net sales	-
Principal paydown	31,286
Amortization	966
Balance as of March 31, 2019	$13,345,495

Transfers into, or out of, Level 3 are recognized at the end of the reporting period.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

Impact to
Valuation
Fair Value				from an
March 31,	Valuation	Unobservable	Input	increase in
2019	Methodologies	Input(1)	Range/Value	Input(2)
$13,345,495	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/30/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/19